Note 11 - Benefit Plans	12 Months Ended
Dec. 31, 2011
Pension and Other Postretirement Benefits Disclosure [Text Block]
NOTE 11 - BENEFIT PLANS

The Company’s 401(k) benefit plan allows employee contributions up to the dollar limit set by law which was $16,500 in both 2010 and 2011. The Company had a Safe Harbor 401(k) Plan in both 2010 and 2011. The Company may, at its discretion, make a matching contribution.  The matching formula is 100% of the first 3% of compensation contributed and 50% of the next 3%. The Company did not make any matching contributions in 2010 or 2011.